MIDWEST URANIUM CORPORATION

Suite 1680 – 200 Burrard Street

Vancouver, BC V6C 3L6

October 9, 2007

VIA COURIER AND EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-7010

USA

Attention:	Jeffrey Gordon, Division of Corporation Finance

Dear Sirs/Mesdames:

Re: Midwest Uranium Corporation (the “Company”)

                              The Company writes this letter in connection with its response to the comment letter from the Securities and Exchange Commission (the “Commission”) dated September 28, 2007. Accordingly, the Company acknowledges and confirms that:

1.	the Company is responsible for the adequacy and accuracy of the disclosure in the filings;
2.	staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filings; and
3.	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We trust you will find the foregoing to be in order. Should you have any questions, please do not hesitate to contact the undersigned.

Yours truly,

MIDWEST URANIUM CORPORATION

Per:  /s/ Drew Bonnell

Authorized Signatory

Name: Drew Bonnell

Title: President, Secretary, Treasurer and Director

CW1442549.1